Disclosure of other provisions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Provisions	$ 16,586	$ 10,176
Accretion expense	299	236
New liabilities	8,041	7,176
Settlement of liabilities	(17,518)	0
Extinguished liabilities	(59)	(268)
Revision of estimates	319	(734)
Provisions	7,668	16,586
Current portion	5,632	4,153
Provisions and other liabilities	2,036	12,433
Total provisions and other liabilities	7,668	16,586
Share exchange rights [Member]
Statement [Line Items]
Provisions	10,692	7,067
Accretion expense	299	236
New liabilities	988	3,389
Settlement of liabilities	(11,979)	0
Extinguished liabilities	0	0
Revision of estimates	0	0
Provisions	0	10,692
Current portion	0	0
Provisions and other liabilities	0	10,692
Total provisions and other liabilities	0	10,692
DSU and RSU [Member]
Statement [Line Items]
Provisions	5,894	3,109
Accretion expense	0	0
New liabilities	7,053	3,787
Settlement of liabilities	(5,539)	0
Extinguished liabilities	(59)	(268)
Revision of estimates	319	(734)
Provisions	7,668	5,894
Current portion	5,632	4,153
Provisions and other liabilities	2,036	1,741
Total provisions and other liabilities	$ 7,668	$ 5,894